COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended
	Feb. 13, 2025	Mar. 28, 2022	Sep. 30, 2025	Sep. 30, 2025	May 13, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Shares outstanding			49,525,970	49,525,970	2,929,000	27,601,767
Shares to be issued			490,000,000	490,000,000		490,000,000
Shares issued			49,525,970	49,525,970		27,601,767
Forward purchase agreement liability				$ 49,034
Forward purchase agreement liability			$ 9,901	9,901		$ 0
Instaprin Pharmaceuticals Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Assets acquired		$ 3,628,325
Business acquistion percentage		20.00%
Transaction costs		$ 5,000,000
Business acquistion description		10% from sales thereafter until the entire contingent purchase price obligation is satisfied. Additionally, ten percent (10%) of the Company’s equity was to be delivered at Closing, in proportion to their equity holdings in the Company, to be issued to a Trustee for the former Instaprin Shareholders, along with an additional ten percent (10%) of the Company’s equity to be issued to Instaprin’s service providers, pursuant to a stock incentive plan to be adopted.
Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Forward purchase agreement liability				49,034
change in fair value of derivatives			39,384	39,133
Forward purchase agreement liability			$ 9,901	$ 9,901
Purchase Agreement [Member] | Arena Business Solutions Global SPC II Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	100,000,000
Shares to be issued	2,000,000
Shares issued	893,473
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares outstanding					9,763,333